Income Taxes - Additional information (Details) - USD ($)	3 Months Ended		9 Months Ended		12 Months Ended
	Sep. 30, 2022	Sep. 30, 2021	Sep. 30, 2022	Sep. 30, 2021	Dec. 31, 2021	Dec. 31, 2020
Operating Loss Carryforwards [Line Items]
Income tax expense (benefit)	$ 0	$ 0	$ 0	$ 0	$ 53,051	$ 0
Change in valuation allowance					1,584,835	175,000
Accrued interest or penalties related to uncertain tax positions	$ 0		0		0
Interest or penalties related to uncertain tax positions recognized in the Company's statements of operations			$ 0		$ 0
Federal
Operating Loss Carryforwards [Line Items]
Percentage of limitation of usage of operating losses					80.00%
Net operating loss carryforwards					$ 5,025,481	1,294,914
Federal | 2017 and Prior Years
Operating Loss Carryforwards [Line Items]
Net operating loss carryforwards					38,297
State and Local
Operating Loss Carryforwards [Line Items]
Net operating loss carryforwards					$ 4,714,271	$ 1,291,575